RELATED PARTIES (Details Textual) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 01, 2013	Aug. 20, 2012
Related Party Transaction [Line Items]
Proceeds from notes payable, related party		$ 120,107	$ 0	$ 0	$ 2,000
Related Party Transaction, Due from (to) Related Party							2,800
Due to Related Parties, Noncurrent, Total						21,030
Operating Leases, Rent Expense		21,977		18,465
Lease Agreement Term	1 year
Related Party Transaction, Rate		1.00%
Interest Expense, Related Party		100
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable, related party					2,000
Percentage Of Ownership Interest Held By Related Party In Lessor Entity	12.00%
Due to Related Parties		105,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Due to Related Parties		$ 15,107